Shareholders' equity - Treasury stock (Details) - EUR (€)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2013	Feb. 29, 2016	Aug. 31, 2013	Jul. 31, 2013	Jun. 30, 2013	May 31, 2013
Treasury stock
Total value of shares purchased	€ 37,221,000
Treasury shares	€ 146,152,000	€ 108,931,000
Treasury Stock
Treasury stock
Average price paid per share	€ 69.9		€ 51
Total number of shares purchased and retired as part of publicly announced plans or programs	2,090,951		7,548,951
Total value of shares purchased	€ (37,221,000)		€ 384,966,000
Average price paid per share, total	€ 86.37	€ 87.7914440076485		€ 51.00005	€ 48.4	€ 49.42	€ 53.05	€ 52.96
Number of shares in entity held by entity or by its subsidiaries or associates	431,000	660,000		6,549,000	995,374	2,972,770	2,502,552	1,078,255
Treasury shares	€ 37,221,000	€ 57,938,000		€ 333,973,000	€ 48,174,000	€ 146,916,000	€ 132,769,000	€ 57,107,000
Repurchase of shares fees, net of taxes	€ 8,000	€ 12,000	€ 81,000